Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Schedule of maximum exposure to credit risk
The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
CREDIT RISK EXPOSURE
Cash and cash equivalents	186.3	83.4
Trade and other receivables	77.1	23.7
Total financial instrument exposure to credit risk	263.4	107.1

Schedule of aging of trade and other receivables
The aging of trade and other receivables is as follows:

						As at December 31
(in millions of U.S. dollars)	0-30 days	31-60 days	61-90 days	91-120 days	Over 120 days	2020 Total	2019 Total
AGING TRADE AND OTHER RECEIVABLES
Rainy River	9.5	—	—	—	0.9	10.4	5.5
New Afton	5.2	1.3	—	2.9	—	9.4	6.3
Cerro San Pedro	0.4	0.1	0.1	0.1	1.6	2.3	1.4
Corporate(1)	15.7	—	—	—	39.3	55.0	10.2
Other	—	—	—	—	—	—	0.3
Total trade and other receivables	30.8	1.4	0.1	3.0	41.8	77.1	23.7
1.Corporate over 120 days includes proceeds receivable from the sale of Blackwater

Schedule of contractual maturities of debt commitments
The following table shows the contractual maturities of debt commitments.  The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

					As at December 31
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	After 5 years	2020 Total	2019 Total
DEBT COMMITMENTS
Trade and other payables	109.2	—	—	—	109.2	150.0
Long-term debt	—	—	100.0	400.0	500.0	730.3
Interest payable on long-term debt	36.4	72.8	69.6	60.0	238.8	174.7
New Afton free cash flow interest obligation	4.6	36.9	98.9	401.5	541.8	—
Gold stream obligation	32.2	67.1	63.8	55.9	219.0	192.7
Total debt commitments	182.4	176.8	332.3	917.4	1,608.8	1,247.7

Schedule of currencies of financial instruments and other foreign currency denominated liabilities
The currencies of the Company’s financial instruments and other foreign currency denominated liabilities, based on notional amounts, were as follows:

As at December 31, 2020
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	34.6	0.1
Trade and other receivables	53.5	1.6
Income tax (payable) receivable	(0.7)	4.1
Trade and other payables	(80.1)	(6.5)
Deferred tax liability	(53.5)	—
Reclamation and closure cost obligations	(113.3)	(0.3)
Share units	(10.9)	—
Total exposure to currency risk	(170.4)	(1.0)

As at December 31, 2019
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	11.0	0.3
Trade and other receivables	7.0	0.9
Income tax receivable	(0.3)	4.6
Trade and other payables	(86.8)	(13.5)
Deferred tax liability	(48.3)	—
Reclamation and closure cost obligations	(93.3)	(1.4)
Performance share units and restricted share units	(1.9)	—
Total exposure to currency risk	(212.6)	(9.1)

Schedule of changes in foreign exchange rates	A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have decreased (increased) the Company’s net loss from the financial instruments presented by the amounts shown below.

As at Year ended December 31
(in millions of U.S. dollars)	2020	2019
IMPACT OF 10% CHANGE IN FOREIGN EXCHANGE RATES
Canadian dollar	17.0	21.3
Mexican peso	0.1	0.9

Schedule of change in commodity prices	A 10% change in commodity prices and fuel and electricity prices would impact the Company’s net loss as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
(in millions of U.S. dollars)	Net Loss	Net Loss
IMPACT OF 10% CHANGE IN COMMODITY PRICES
Gold price	21.9	19.0
Copper price	19.5	20.7
Fuel and electricity price	3.9	7.0